Mar. 28, 2022
FCF International Quality ETF
FCF INTERNATIONAL QUALITY ETF
SUPPLEMENT DATED JANUARY 27, 2022
TO THE CURRENTLY EFFECTIVE STATUTORY PROSPECTUS
OF
FCF INTERNATIONAL QUALITY ETF (TTAI)
(a series of TrimTabs ETF Trust)

Important Notice to Investors

Effective March 28, 2022, the broad-based securities market index for the FCF International Quality ETF (the “Fund”) will change from the S&P Developed Ex-U.S. BMI® to the MSCI All Country World Index ex USA. The Fund’s broad-based securities market index is being changed to the MSCI All Country World Index ex USA in order to more closely align with the Fund’s principal investment strategy, which includes exposure to emerging markets countries. This change will also result in changes to the Fund’s investment objective.

Accordingly, effective March 28, 2022, the following changes are made to the Fund’s Statutory Prospectus.

1.The information included in the section entitled “FUND SUMMARY – FCF International Quality ETF – Investment Objective” is replaced with the following:
The FCF International Quality ETF (the “Fund”) seeks to generate long-term total returns.
2.The “Average Annual Total Returns” table in the section entitled “FUND SUMMARY – FCF International Quality ETF – Performance” is replaced with the following:
Average Annual Total ReturnsFor the Period Ended December 31, 2020
Since Inception

FCF International Quality ETF	1 Year	(6/27/2017)
Return Before Taxes	18.83%	8.37%
Return After Taxes on Distributions	18.82%	8.26%
Return After Taxes on Distributions and Sale of Shares	11.45%	6.65%
S&P Developed Ex-U.S. BMI® (reflects no deduction for fees, expenses, or taxes)[1]	10.58%	7.04%
MSCI All Country World Index ex USA (reflects no deduction for fees, expenses, or taxes)[1]	10.65%	7.31%

Please keep this supplement with your Prospectus for future reference.